Real Estate Activity (Policies)	12 Months Ended
Dec. 31, 2012
Real Estate Activity
Discontinued Operations, Policy [Policy Text Block]
Net income/(loss) and gain/(loss) on disposition of real estate for properties sold in which the Company does not maintain continuing involvement are reflected in the Consolidated Statements of Operations and Comprehensive Income (Loss) of the Trust and CRLP as “Discontinued Operations” for the years ended December 31, 2012, 2011 and 2010.

Real Estate Held for Development and Sale, Policy [Policy Text Block]
The Company classifies real estate assets as held for sale only after the Company has received approval by the Board of Trustees' investment committee, has commenced an active program to sell the assets, does not intend to retain a continuing interest in the property and in the opinion of the Company’s management, it is probable the assets will sell within the next 12 months.

Real Estate, Policy [Policy Text Block]
For cash flow statement purposes, the Company classifies capital expenditures for newly developed for-sale residential communities in investing activities. Likewise, the proceeds from the sales of condominium units and other residential sales are also included in investing activities.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
The Company’s determination of fair value is based on inputs management believes are consistent with those that market participants would use. The Company estimates the fair value of each property and development project evaluated for impairment based on current market conditions and assumptions made by management, which may differ materially from actual results if market conditions continue to deteriorate or improve. The fair value of these assets are determined using widely accepted valuation techniques, including (i) discounted cash flow analysis, which considers, among other things, unit sales assumptions, leasing assumptions, cost structure, growth rates, discount rates and terminal capitalization rates, (ii) income capitalization approach, which considers prevailing market capitalization rates and (iii) comparable sales activity. The Company will continue to monitor the specific facts and circumstances at the Company’s for-sale properties and development projects. Existing economic and market uncertainties may impact the number of projects the Company can sell, the timing of the sales and/or the prices at which the Company can sell them in future periods, and may result in additional impairment charges in connection with sales. If the Company is unable to sell projects, the Company may incur additional impairment charges on projects previously impaired as well as on projects not currently impaired but for which indicators of impairment may exist, which would decrease the value of the Company’s assets as reflected on the balance sheet and adversely affect net income and equity. There can be no assurances of the amount or pace of future property sales and closings, particularly given current economic and market conditions.